Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Noncurrent Assets

($ millions)	2019	2018
Long-term investments	6.7	8.7
Other receivables	15.7	15.8
Reclamation fund	—	18.7
Other long-term assets	22.4	43.2

Disclosure of long-term investments
Long-term investments

($ millions)	2019	2018
Investments in public companies, beginning of year	8.7	65.1
Acquired through capital dispositions	—	112.6
Dispositions	—	(152.8)
Unrealized loss recognized in other loss	(2.0)	(16.2)
Investments in public companies, end of year	6.7	8.7